UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21940

EIP Investment Trust

(Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC
 10 Wright Street
Westport, CT 06880

(Address of principal executive offices) (Zip code)

Linda Longville
c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 0

6880
(Name and address of agent for service)

Registrant's telephone number, including area code: 203-349-8232

Date of fiscal year end:   December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached here within.

EIP Growth and Income Fund	March 31, 2017
Schedule of Investments (unaudited)

Shares		Value
UNITED STATES COMMON STOCKS - 31.72%
	Energy - 13.28%
48,513	Enbridge Energy Management, LLC (a)	$893,614
3,800	Enbridge, Inc.	158,992
12,000	Kinder Morgan, Inc.	260,880
1,300	Targa Resources Corp.	77,870
13,400	The Williams Companies, Inc.	396,506
13,900	TransCanada Corp.	641,485
		2,429,347
	Financial - 0.55%
720	CorEnergy Infrastructure Trust Inc., REIT	24,322
4,300	InfraREIT, Inc., REIT	77,400
		101,722
	Utilities - 17.89%
4,000	Alliant Energy Corp.	158,440
5,000	American Electric Power Co., Inc.	335,650
5,000	CMS Energy Corp.	223,700
3,600	Duke Energy Corp.	295,236
500	Edison International	39,805
8,000	Eversource Energy	470,240
5,000	Exelon Corp.	179,900
3,600	National Grid PLC, Sponsored ADR	228,528
3,400	NextEra Energy, Inc.	436,458
6,000	Public Service Enterprise Group, Inc.	266,100
4,000	SCANA Corp.	261,400
2,500	The Southern Co.	124,450
2,400	WEC Energy Group, Inc.	145,512
2,400	Xcel Energy, Inc.	106,680
		3,272,099
	TOTAL UNITED STATES COMMON STOCKS (Cost $5,624,209)	5,803,168

MASTER LIMITED PARTNERSHIPS - 48.97%
	Consumer Cyclicals - 1.68%
2,200	AmeriGas Partners, LP	103,598
8,100	Westlake Chemical Partners, LP	203,715
		307,313
	Energy - 47.29%
8,000	Alliance Resource Partners, LP	173,200
3,150	Buckeye Partners, LP	215,964
2,900	Dominion Midstream Partners, LP	92,655
56,438	Enterprise Products Partners, LP	1,558,253
5,400	EQT Midstream Partners, LP	415,260
21,958	Holly Energy Partners, LP	784,120
8,000	Magellan Midstream Partners, LP	615,280
22,900	NextEra Energy Partners, LP (b)	758,677
7,200	ONEOK Partners, LP	388,728
11,100	Phillips 66 Partners, LP	569,985
23,800	Plains GP Holdings, LP, Class A (b)	743,988
19,600	Spectra Energy Partners, LP	855,736
7,200	Tallgrass Energy Partners, LP	383,040
11,009	TC PipeLines, LP	656,797
1,900	TransMontaigne Partners, LP	84,892
8,700	Williams Partners, LP	355,221
		8,651,796
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $8,327,731)	8,959,109

CANADIAN COMMON STOCKS - 7.13%
	Energy - 1.17%
10,100	Inter Pipeline Ltd.	212,883
		212,883
	Utilities - 5.96%
3,400	Atco Ltd., Class I	132,206
1,500	Canadian Utilities Ltd., Class A	43,945
8,000	Emera, Inc.	282,618
11,800	Enbridge Income Fund Holdings, Inc.	294,146
1,500	Fortis, Inc.	49,709
7,100	Hydro One Ltd.	129,470
5,400	Keyera Corp.	158,404
		1,090,498
	TOTAL CANADIAN COMMON STOCKS (Cost $1,319,731)	1,303,381

HONG KONG COMMON STOCKS - 1.94%
	Energy - 0.82%
17,600	Power Assets Holdings, LLC, ADR	150,304
	Industrial - 1.12%
5,200	Cheung Kong Infrastructure Holdings Ltd., ADR	204,079
	TOTAL HONG KONG COMMON STOCKS (Cost $363,749)	354,383

Par Value
UNITED STATES TREASURY OBLIGATIONS - 76.60%
	United States Treasury Notes - 76.60%
$14,000,000	1.750%, 12/31/2020 (d)	14,012,306
	TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $14,008,814)	14,012,306

Shares
WARRANTS - 0.00%
	Energy - 0.00%
4,480	Kinder Morgan, Inc., Strike Price $40.00, Exp. 5/25/2017 (a)	11
	TOTAL WARRANTS (Cost $8,534)	11

SHORT TERM INVESTMENTS - 2.43%
	Money Market Funds - 2.43%
445,154	First American Treasury Obligations - Class Z
	Effective Yield, 0.60% (c)	445,154
	TOTAL SHORT TERM INVESTMENTS (Cost $445,154)	445,154

Total Investments (Cost $30,097,922) - 168.79%	30,877,512
Liabilities in Excess of Other Assets - (68.79)%	(12,583,578)
NET ASSETS - 100.00%	$18,293,934

(a)	Non-income producing security.
(b)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(c)	Seven-day yield as of March 31, 2017
(d)	All or a portion of this security is pledged as collateral for securities sold short
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The amount of $150,000 in cash was segregated with the custodian to cover the following security sold short at March 31, 2017:
 BNP Paribas Prime Brokerage, Inc. is the counterparty to the below security sold short.

Schedule of Securities Sold Short (Unaudited)

Par Value		Value
UNITED STATES TREASURY OBLIGATIONS - (76.83)%
	United States Treasury Notes - (76.83)%
$14,000,000	2.000%, 12/31/2021	$14,055,510
	TOTAL SECURITIES SOLD SHORT (Proceeds $14,059,844)	$14,055,510

See accompanying notes to Schedule of Investments.

The amount of $565,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at March 31, 2017:
 BNP Paribas Prime Brokerage, Inc. is the counterparty to the below total return swaps.

Schedule of Total Return Swaps (Unaudited)
Long Total Return	Expiration		Notional	Unrealized
Equity Swaps	Pay Rate	Date	Amount[1]	(Depreciation)[2]
American Water Works Co., Inc.	1 month LIBOR + 110 basis points	05/18/2018	$53,886	$544
Atmos Energy Corp.	1 month LIBOR + 110 basis points	05/18/2018	112,335	(1,768)
Chesapeake Utilities Corp.	1 month LIBOR + 110 basis points	05/18/2018	172,858	113
Dominion Midstream Partners, LP	1 month LIBOR + 110 basis points	05/18/2018	92,705	3,124
IDACORP, Inc.	1 month LIBOR + 110 basis points	05/18/2018	91,335	(95)
Kinder Morgan, Inc.	1 month LIBOR + 110 basis points	02/21/2018	64,980	(702)
Kinder Morgan, Inc.	1 month LIBOR + 110 basis points	05/18/2018	218,081	4,498
New Jersey Resources Corp.	1 month LIBOR + 110 basis points	05/18/2018	189,836	211
Phillips 66 Partners, LP	1 month LIBOR + 110 basis points	03/20/2018	66,872	(325)
Sempra Energy	1 month LIBOR + 110 basis points	05/18/2018	385,822	(4,664)
Shell Midstream Partners, LP	1 month LIBOR + 110 basis points	05/18/2018	172,472	4,763
UGI Corp.	1 month LIBOR + 110 basis points	05/18/2018	104,093	(371)
			$1,725,275	$5,328

[1] The notional amount represents the U.S. value of the contract as of the day of the opening of the transaction or latest contract reset date.
[2] Amounts include ($1,431) of net dividends and financing costs.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

	Investments	Securities Sold Short	Swaps	Total Portfolio
Tax Cost	$30,153,959	$(14,059,844)	$-	$16,094,115
Gross unrealized appreciation	$1,321,919	$4,334	$13,253	$1,339,506
Gross unrealized depreciation	$(598,366)	$-	$(7,925)	$(606,291)
Net unrealized appreciation	$723,553	$4,334	$5,328	$733,215

*	Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d- 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EIP Investment Trust

By (Signature and Title)/s/ James Murchie
                                          James Murchie, Principal Executive Officer/President

Date    May 30, 2017

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James Murchie
                                           James Murchie, Principal Executive Officer/President

Date May 30, 2017

By (Signature and Title)  /s/ Linda Longville
                                              Linda Longville, Treasurer and Principal Financial and Accounting Officer

Date May 30, 2017